Trade Accounts and Notes Receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Adjustment to present value	R$ (39,291)	R$ (29,284)
Allowance for doubtful accounts for receivable	(726,764)	(591,479)
Trade receivables	6,097,633	4,771,968
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	5,904,865	4,515,445
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	203,179	225,135
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	9,228	46,347
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	2,891	15,248
Later Than Four Months And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	9,307	11,101
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	41,254	22,116
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables gross	R$ 692,964	R$ 557,339